Investment Strategy - Dan IVES Wedbush AI Revolution ETF	Aug. 21, 2026
Prospectus [Line Items]
Strategy [Heading]	The second paragraph of the section of the Prospectus titled “Principal Investment Strategies of the Fund” is hereby deleted and replaced with the following:
Strategy Narrative [Text Block]

The Index is comprised exclusively of equity securities (or corresponding American Depositary Receipts (“ADRs”)) of companies included in the Dan Ives AI 30 Research Report (the “AI Report”). The AI Report was originally created by Dan Ives while he was employed at Wedbush Securities Inc. (“Wedbush”). Dan Ives will continue to compile the AI Report in his new role as Partner and Senior Managing Director, Tech Analyst at Yorkville Ives & Co., LLC, pending certain regulatory approvals. The AI Report is a publicly available research report, comprising companies that have been identified as significant creators, enablers or adopters of artificial intelligence (“AI”) technologies through their strategic focus, partnerships, innovation, product development, or integration of AI into their operations. The AI Report is released on a semi-annual basis, but may be released more frequently in the event there are materials developments in the AI industry. Pending the necessary regulatory approvals for Mr. Ives to continue to compile the AI Report, the Equity Research team of Wedbush Securities Inc. (“Wedbush”), in lieu of Dan Ives, will monitor for material developments in the AI industry and update the AI Report as appropriate.